RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS

The Company’s related parties include its subsidiaries, joint ventures and key management personnel. There were no material related party transactions in 2025 and 2024 other than transactions with subsidiaries and joint ventures, as well as the compensation of key management personnel, which were in the normal course of operations.

Compensation of key management personnel of the Company is as follows:

	Years ended December 31,
	2025	2024
Cash compensation - salaries, short-term incentives, and other benefits	$13.0	$10.7
Long-term incentives, including share-based payments	52.2	17.7
Termination and post-retirement benefits	5.1	2.1
Total compensation paid to key management personnel	$70.3	$30.5

Key management personnel are defined as the Senior Leadership Team and members of the Board of Directors.